Expense Example {- Communication Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Communication Services Portfolio - VIP Communication Services Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966